Shareholder Report		6 Months Ended
	Apr. 01, 2024	Sep. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSRS
Amendment Flag		false
Registrant Name		ALLSPRING FUNDS TRUST
Entity Central Index Key		0001081400
Entity Investment Company Type		N-1A
Document Period End Date		Sep. 30, 2024
C000092785
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Administrator Class
Trading Symbol		WFTDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.15%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 433,902,487
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,563,277
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Material Fund Change Adviser [Text Block]

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000020148
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Class A
Trading Symbol		WFSTX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$64	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 64
Expense Ratio, Percent		1.22%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 433,902,487
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,563,277
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Material Fund Change Adviser [Text Block]

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000020150
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Class C
Trading Symbol		WFTCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.97%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 433,902,487
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,563,277
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Material Fund Change Adviser [Text Block]

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000176622
Shareholder Report [Line Items]
Fund Name		Innovation Fund
Class Name		Institutional Class
Trading Symbol		WFTIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Innovation Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.90%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 433,902,487
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 1,563,277
InvestmentCompanyPortfolioTurnover		17.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Tradeweb Markets, Inc., Class A	3.6
Globant SA	3.5
Trade Desk, Inc., Class A	3.5
Shopify, Inc., Class A	3.5
TransDigm Group, Inc.	3.3
Veeva Systems, Inc., Class A	3.2
MercadoLibre, Inc.	3.2
Old Dominion Freight Line, Inc.	3.1
CCC Intelligent Solutions Holdings, Inc.	3.1
Morningstar, Inc.	3.1

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	44.8
Industrials	17.9
Financials	15.5
Health care	9.2
Consumer discretionary	6.0
Communication services	3.6
Real estate	3.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Material Fund Change Adviser [Text Block]

On January 24, 2024, Nicholas Birk was added as a portfolio manager to the Fund and on May 31, 2024, Robert Gruendyke was added as a portfolio manager to the Fund. On August 9, 2024, the Fund’s name was changed from the Allspring Discovery Innovation Fund to the Allspring Innovation Fund.

Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000242810
Shareholder Report [Line Items]
Fund Name		Managed Account CoreBuilder<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 20px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: left;">®</sup> Shares - Series EPI
Trading Symbol		AEPIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series EPI for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-888-877-9275.
Additional Information Phone Number		1-888-877-9275
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series EPI	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 0
Expense Ratio, Percent		0.00%
AssetsNet		$ 3,443,319
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		8.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	8.5
Microsoft Corp.	8.4
Alphabet, Inc., Class C	5.7
Meta Platforms, Inc., Class A	4.5
Broadcom, Inc.	3.8
Amazon.com, Inc.	3.7
Eli Lilly & Co.	3.1
JPMorgan Chase & Co.	3.0
UnitedHealth Group, Inc.	3.0
TotalEnergies SE ADR	2.4

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.4
Financials	14.8
Health care	11.5
Consumer discretionary	11.3
Communication services	10.5
Industrials	10.1
Energy	4.8
Consumer staples	3.9
Materials	1.7

Material Fund Change [Text Block]
C000020152
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Administrator Class
Trading Symbol		NVSOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$44	0.85%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.85%
AssetsNet		$ 56,640,753
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 41,590
InvestmentCompanyPortfolioTurnover		29.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

Material Fund Change [Text Block]
C000205081
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Class A
Trading Symbol		WDSAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$47	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.92%
AssetsNet		$ 56,640,753
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 41,590
InvestmentCompanyPortfolioTurnover		29.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

Material Fund Change [Text Block]
C000176623
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Class R6
Trading Symbol		WSCJX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$26	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 26
Expense Ratio, Percent		0.50%
AssetsNet		$ 56,640,753
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 41,590
InvestmentCompanyPortfolioTurnover		29.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

Material Fund Change [Text Block]
C000150665
Shareholder Report [Line Items]
Fund Name		Disciplined Small Cap Fund
Class Name		Institutional Class
Trading Symbol		WSCOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Disciplined Small Cap Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.60%
AssetsNet		$ 56,640,753
Holdings Count | Holding		286
Advisory Fees Paid, Amount		$ 41,590
InvestmentCompanyPortfolioTurnover		29.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Modine Manufacturing Co.	0.9
Zeta Global Holdings Corp., Class A	0.9
Fabrinet	0.8
Corcept Therapeutics, Inc.	0.8
Lantheus Holdings, Inc.	0.8
Stride, Inc.	0.8
Primoris Services Corp.	0.8
M/I Homes, Inc.	0.7
Jackson Financial, Inc., Class A	0.7
Enova International, Inc.	0.7

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	18.2
Health care	18.0
Industrials	17.1
Information technology	13.0
Consumer discretionary	10.4
Real estate	6.5
Energy	5.1
Materials	4.2
Utilities	3.0
Consumer staples	2.4
Communication services	2.1

Material Fund Change [Text Block]
C000092806
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Administrator Class
Trading Symbol		EGWDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$60	1.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		1.15%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 93,499,601
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 245,978
InvestmentCompanyPortfolioTurnover		55.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

Material Fund Change Adviser [Text Block]		On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000089480
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Class A
Trading Symbol		EGWAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$63	1.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.22%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 93,499,601
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 245,978
InvestmentCompanyPortfolioTurnover		55.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

Material Fund Change Adviser [Text Block]		On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000092807
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Class C
Trading Symbol		EGWCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$102	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 102
Expense Ratio, Percent		1.97%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 93,499,601
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 245,978
InvestmentCompanyPortfolioTurnover		55.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

Material Fund Change Adviser [Text Block]		On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000219848
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Class R6
Trading Symbol		EGWRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.80%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 93,499,601
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 245,978
InvestmentCompanyPortfolioTurnover		55.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

Material Fund Change Adviser [Text Block]		On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000089481
Shareholder Report [Line Items]
Fund Name		Discovery Small Cap Growth Fund
Class Name		Institutional Class
Trading Symbol		EGRYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Discovery Small Cap Growth Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$47	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.90%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 93,499,601
Holdings Count | Holding		81
Advisory Fees Paid, Amount		$ 245,978
InvestmentCompanyPortfolioTurnover		55.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Casella Waste Systems, Inc., Class A	2.2
Sterling Infrastructure, Inc.	2.2
RadNet, Inc.	2.2
Parsons Corp.	2.1
CyberArk Software Ltd.	2.1
Modine Manufacturing Co.	2.1
AAON, Inc.	2.0
Applied Industrial Technologies, Inc.	2.0
SPS Commerce, Inc.	2.0
Natera, Inc.	2.0

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.3
Health care	23.0
Information technology	22.3
Consumer discretionary	8.4
Financials	8.3
Consumer staples	3.8
Materials	3.6
Communication services	1.6
Energy	0.7

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.

Material Fund Change Adviser [Text Block]		On May 31, 2024, Robert Gruendyke and David Nazaret were added as portfolio managers to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000019879
Shareholder Report [Line Items]
Fund Name		Index Fund
Class Name		Administrator Class
Trading Symbol		WFIOX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Index Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 13
Expense Ratio, Percent		0.25%
AssetsNet		$ 1,333,931,759
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 31,153
InvestmentCompanyPortfolioTurnover		2.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.2
Microsoft Corp.	6.5
NVIDIA Corp.	6.1
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.5
Alphabet, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B	1.7
Alphabet, Inc., Class C	1.6
Broadcom, Inc.	1.6
Tesla, Inc.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.7
Financials	12.9
Health care	11.6
Consumer discretionary	10.1
Communication services	8.9
Industrials	8.5
Consumer staples	5.9
Energy	3.3
Utilities	2.5
Real estate	2.3
Materials	2.3

Material Fund Change [Text Block]
C000064960
Shareholder Report [Line Items]
Fund Name		Index Fund
Class Name		Class A
Trading Symbol		WFILX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Index Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$23	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 23
Expense Ratio, Percent		0.44%
AssetsNet		$ 1,333,931,759
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 31,153
InvestmentCompanyPortfolioTurnover		2.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.2
Microsoft Corp.	6.5
NVIDIA Corp.	6.1
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.5
Alphabet, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B	1.7
Alphabet, Inc., Class C	1.6
Broadcom, Inc.	1.6
Tesla, Inc.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.7
Financials	12.9
Health care	11.6
Consumer discretionary	10.1
Communication services	8.9
Industrials	8.5
Consumer staples	5.9
Energy	3.3
Utilities	2.5
Real estate	2.3
Materials	2.3

Material Fund Change [Text Block]
C000089269
Shareholder Report [Line Items]
Fund Name		Index Fund
Class Name		Class C
Trading Symbol		WFINX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Index Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$63	1.19%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		1.19%
AssetsNet		$ 1,333,931,759
Holdings Count | Holding		505
Advisory Fees Paid, Amount		$ 31,153
InvestmentCompanyPortfolioTurnover		2.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Apple, Inc.	7.2
Microsoft Corp.	6.5
NVIDIA Corp.	6.1
Amazon.com, Inc.	3.5
Meta Platforms, Inc., Class A	2.5
Alphabet, Inc., Class A	2.0
Berkshire Hathaway, Inc., Class B	1.7
Alphabet, Inc., Class C	1.6
Broadcom, Inc.	1.6
Tesla, Inc.	1.5

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	31.7
Financials	12.9
Health care	11.6
Consumer discretionary	10.1
Communication services	8.9
Industrials	8.5
Consumer staples	5.9
Energy	3.3
Utilities	2.5
Real estate	2.3
Materials	2.3

Material Fund Change [Text Block]
C000092800
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Administrator Class
Trading Symbol		EKWDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$54	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.95%
AssetsNet		$ 370,817,524
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 973,873
InvestmentCompanyPortfolioTurnover		8.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

Material Fund Change [Text Block]
C000089457
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Class A
Trading Symbol		EKWAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	1.09%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.09%
AssetsNet		$ 370,817,524
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 973,873
InvestmentCompanyPortfolioTurnover		8.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

Material Fund Change [Text Block]
C000089459
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Class C
Trading Symbol		EKWCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$105	1.84%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 105
Expense Ratio, Percent		1.84%
AssetsNet		$ 370,817,524
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 973,873
InvestmentCompanyPortfolioTurnover		8.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

Material Fund Change [Text Block]
C000089460
Shareholder Report [Line Items]
Fund Name		Precious Metals Fund
Class Name		Institutional Class
Trading Symbol		EKWYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Precious Metals Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the consolidated costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	CONSOLIDATED COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$45	0.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 45
Expense Ratio, Percent		0.79%
AssetsNet		$ 370,817,524
Holdings Count | Holding		49
Advisory Fees Paid, Amount		$ 973,873
InvestmentCompanyPortfolioTurnover		8.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Agnico Eagle Mines Ltd.	7.1
Newmont Corp.	6.4
Kinross Gold Corp. Toronto Stock Exchange	5.9
Lundin Gold, Inc.	5.8
Gold Bullion	5.5
Alamos Gold, Inc., Class A	5.4
Wheaton Precious Metals Corp.	5.3
Barrick Gold Corp.	4.6
Endeavour Mining PLC	3.7
Northern Star Resources Ltd.	3.6

COUNTRY ALLOCATION (% OF LONG-TERM INVESTMENTS)

Canada	69.7
United States	17.3
United Kingdom	5.7
Australia	4.0
South Africa	3.3

Material Fund Change [Text Block]
C000089491
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Administrator Class
Trading Symbol		ESPIX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Administrator Class is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$58	1.16%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		1.16%
AssetsNet		$ 5,482,303,354
Holdings Count | Holding		137
Advisory Fees Paid, Amount		$ 21,376,435
InvestmentCompanyPortfolioTurnover		10.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

Material Fund Change [Text Block]
C000089488
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Class A
Trading Symbol		ESPAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class A is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$62	1.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		1.24%
AssetsNet		$ 5,482,303,354
Holdings Count | Holding		137
Advisory Fees Paid, Amount		$ 21,376,435
InvestmentCompanyPortfolioTurnover		10.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

Material Fund Change [Text Block]
C000089490
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Class C
Trading Symbol		ESPCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class C is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$99	1.98%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 99
Expense Ratio, Percent		1.98%
AssetsNet		$ 5,482,303,354
Holdings Count | Holding		137
Advisory Fees Paid, Amount		$ 21,376,435
InvestmentCompanyPortfolioTurnover		10.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

Material Fund Change [Text Block]
C000150670
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Class R6
Trading Symbol		ESPRX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Class R6 is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$41	0.82%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 41
Expense Ratio, Percent		0.82%
AssetsNet		$ 5,482,303,354
Holdings Count | Holding		137
Advisory Fees Paid, Amount		$ 21,376,435
InvestmentCompanyPortfolioTurnover		10.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

Material Fund Change [Text Block]
C000092810
Shareholder Report [Line Items]
Fund Name		Special Small Cap Value Fund
Class Name		Institutional Class
Trading Symbol		ESPNX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Special Small Cap Value Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222. Institutional Class is closed to new investors and additional investments from existing shareholders.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$46	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 46
Expense Ratio, Percent		0.92%
AssetsNet		$ 5,482,303,354
Holdings Count | Holding		137
Advisory Fees Paid, Amount		$ 21,376,435
InvestmentCompanyPortfolioTurnover		10.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

J&J Snack Foods Corp.	3.5
Mueller Industries, Inc.	3.3
Innospec, Inc.	3.3
Franklin Electric Co., Inc.	3.2
Avient Corp.	3.0
Eagle Materials, Inc.	3.0
UMB Financial Corp.	3.0
Spectrum Brands Holdings, Inc.	2.5
Silgan Holdings, Inc.	2.0
Stewart Information Services Corp.	1.8

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	28.2
Financials	21.8
Materials	18.0
Consumer staples	11.1
Energy	5.3
Information technology	5.2
Health care	5.1
Consumer discretionary	3.1
Real estate	1.3
Communication services	0.5
Utilities	0.4

Material Fund Change [Text Block]
C000092801
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Administrator Class
Trading Symbol		EVUDX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$51	0.92%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 51
Expense Ratio, Percent		0.92%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 356,908,510
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 856,808
InvestmentCompanyPortfolioTurnover		4.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000089461
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Class A
Trading Symbol		EVUAX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$57	1.04%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 57
Expense Ratio, Percent		1.04%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 356,908,510
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 856,808
InvestmentCompanyPortfolioTurnover		4.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000089463
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Class C
Trading Symbol		EVUCX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$98	1.79%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		1.79%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 356,908,510
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 856,808
InvestmentCompanyPortfolioTurnover		4.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.
C000089464
Shareholder Report [Line Items]
Fund Name		Utility and Telecommunications Fund
Class Name		Institutional Class
Trading Symbol		EVUYX
Annual or Semi-Annual Statement [Text Block]		This semi-annual shareholder report contains important information about Utility and Telecommunications Fund for the period of April 1, 2024 to September 30, 2024.
Shareholder Report Annual or Semi-Annual		Semi-Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]		This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number		1-800-222-8222
Additional Information Website		allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$40	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized.

Expenses Paid, Amount		$ 40
Expense Ratio, Percent		0.72%
Material Change Date	Apr. 01, 2024
AssetsNet		$ 356,908,510
Holdings Count | Holding		34
Advisory Fees Paid, Amount		$ 856,808
InvestmentCompanyPortfolioTurnover		4.00%
Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

NextEra Energy, Inc.	12.5
Constellation Energy Corp.	6.1
Southern Co.	6.0
Sempra	4.4
American Electric Power Co., Inc.	4.4
Duke Energy Corp.	4.3
DTE Energy Co.	3.9
Atmos Energy Corp.	3.4
CMS Energy Corp.	3.3
Public Service Enterprise Group, Inc.	3.3

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Utilities	80.6
Communication services	5.3
Health care	3.0
Real estate	2.9
Information technology	2.9
Financials	2.7
Consumer discretionary	1.6
Consumer staples	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since April 1, 2024.

On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.

Material Fund Change Adviser [Text Block]		On January 24, 2024, Andy Smith was added as a portfolio manager to the Fund and as of September 30, 2024, Jack Spudich was no longer a portfolio manager to the Fund.
Summary of Change Legend [Text Block]		This is a summary of certain changes and planned changes to the Fund since April 1, 2024.